UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      NewYork NY	 May 20, 2005

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total: $110,319

List of Other Included Managers: N/A

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FORM 13F INFORMATION TABLE

                                                          VALUE      SHARES/     SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      CUSIP        (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE

AMERICAN GREETINGS CORP       CL A            026375105     26,168     102700      SH           SOLE             102700
AT&T CORP                     COM NEW         001957505     11,048     58922       SH           SOLE             58922
BANK OF AMERICA CORPORATION   COM             060505104     3,528      8000        SH           SOLE             8000
BAXTER INTL INC               COM             071813109     49,800     146556      SH           SOLE             146556
BLOCK H & R INC               COM             093671105     3,541      7000        SH           SOLE             7000
CHESAPEAKE ENERGY CORP        COM             165167107     47,799     217861      SH           SOLE             217861
CONEXANT SYSTEMS INC          NOTE 4.000% 2/0 207142AF7     40,466     4605000     SH           SOLE             4605000
CONSECO INC                   COM NEW         208464883     30,026     147042      SH           SOLE             147042
CSX CORP                      COM             126408103     2,514      6036        SH           SOLE             6036
DISNEY WALT CO                COM DISNEY      254687106     61,702     214763      SH           SOLE             214763
EARTHLINK INC                 COM             270321102     18,354     203933      SH           SOLE             203933
EXXON MOBIL CORP              COM             30231G102     6,482      10875       SH           SOLE             10875
FEDERAL HOME LN MTG CORP      COM             313400301     57,274     90623       SH           SOLE             90623
GENERAL MTRS CORP             COM             370442105     34,692     118040      SH           SOLE             118040
JOHNSON & JOHNSON             COM             478160104     3,453      5142        SH           SOLE             5142
MCI INC                       COM             552691107     53,359     214121      SH           SOLE             214121
MERCK & CO INC                COM             589331107     5,961      18415       SH           SOLE             18415
NATIONAL OILWELL VARCO INC    COM             637071101     43,335     92794       SH           SOLE             92794
NEWS CORP                     CL A            65248E104     16,071     94985       SH           SOLE             94985
PFIZER INC                    COM             717081103     58,392     222276      SH           SOLE             222276
QUALCOMM INC                  COM             747525103     17,854     48716       SH           SOLE             48716
ROWAN COS INC                 COM             779382100     61,181     204415      SH           SOLE             204415
SABRE HLDGS CORP              CL A            785905100     31,746     145091      SH           SOLE             145091
SCHERING PLOUGH CORP          COM             806605101     42,967     236730      SH           SOLE             236730
SONY CORP                     ADR NEW         835699307     62,718     156716      SH           SOLE             156716
SPRINT CORP                   COM FON         852061100     51,439     226104      SH           SOLE             226104
SUN MICROSYSTEMS INC          COM             866810104     62,258     1541049     SH           SOLE             1541049
UNION PAC CORP                COM             907818108     18,470     26499       SH           SOLE             26499
WACHOVIA CORP 2ND NEW         COM             929903102     71,785     141004      SH           SOLE             141004
WASHINGTON MUT INC            COM             939322103     30,891     78205       SH           SOLE             78205
WASTE MGMT INC DEL            COM             94106L109     15,033     52107       SH           SOLE             52107
WILLIAMS COS INC DEL          COM             969457100     62,886     334320      SH           SOLE             334320

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